SCHWAB CAPITAL TRUST

Schwab Monthly Income Funds

Supplement dated February 28, 2018, to the Statement of Additional Information (SAI) dated

April 28, 2017, as supplemented October 2, 2017

Schwab Fundamental Global Real Estate Index Fund

Supplement dated February 28, 2018, to the SAI dated June 1, 2017,

as supplemented October 2, 2017

Schwab Target Index Funds

Supplement dated February 28, 2018, to the SAI dated July 28, 2017 as supplemented October 2, 2017

Schwab Equity Index Funds

Schwab® U.S. Large-Cap Growth Index Fund

Schwab® U.S. Large-Cap Value Index Fund

Schwab® U.S. Mid-Cap Index Fund

Supplement dated February 28, 2018, to the SAI dated December 1, 2017

This supplement provides new and additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

Revised Proxy Voting Policies and Procedures Appendix

The Appendix entitled “Proxy Voting Policies and Procedures” in each SAI is deleted and replaced in its entirety with the attached Appendix.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG101212-00 (02/18)

00207416

Charles Schwab Investment Management, Inc.

The Charles Schwab Family of Funds

Schwab Investments

Schwab Capital Trust

Schwab Annuity Portfolios

Laudus Trust

Schwab Strategic Trust

PROXY VOTING POLICY AND PROCEDURES

AS OF MARCH, 2018

I.	INTRODUCTION

Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies (the “Proxy Committee”). The Proxy Committee is composed of CSIM representatives, including representatives from the Fund Administration, Portfolio Management, and Investment Risk and Oversight departments, with input from other relevant departments. The Proxy Committee reviews these policies periodically. The policies stated in these Proxy Voting Policy and Procedures (the “Proxy Policies”) pertain to all of CSIM’s clients.

The Boards of Trustees (the “Board”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (“Schwab Funds”), Laudus Trust (“Laudus Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively with the Schwab Funds and Laudus Funds, the “Funds”) have delegated the responsibility for voting proxies to CSIM through their respective investment advisory agreements. The Board has adopted these Proxy Policies with respect to proxies voted on behalf of the various series of the Schwab Funds, Laudus Funds, and Schwab ETFs. CSIM will present amendments to the Board for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend these Proxy Policies between regular Schwab Funds, Laudus Funds and Schwab ETFs Board meetings. In such cases, the Board will be asked to ratify any changes at its next regular meeting.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass, Lewis & Co., LLC (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM has also retained Institutional Shareholder Services Inc. to conduct research on certain topics and may retain additional experts in the proxy voting and corporate governance area in the future.

The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares to seek to maximize the value of that particular holding.

II.	PHILOSOPHY

Just as the investors in CSIM’s equity funds generally have a long-term investment horizon, CSIM takes a long-term, measured approach to investor stewardship. CSIM strives to promote long-term shareholder value through the consistent application of its guiding principles as it engages with companies through proxy voting. CSIM believes that directors, as shareholder-elected representatives, are best positioned to oversee the management of their companies. Consequently, CSIM generally supports a board of directors’ and management’s recommendations. However, CSIM may vote differently if it has concerns about a board’s accountability or how a board manages conflicts of interest.

CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.

III.	PROXY VOTING GUIDELINES

The Proxy Committee receives and reviews Glass Lewis’ proxy voting policies and procedures (“Glass Lewis’ Proxy Policies”) and evaluates them in light of the long-term best interests of shareholders. CSIM generally utilizes Glass Lewis’ Proxy Policies (which are posted on the Funds’ website) except in instances where CSIM believes that Glass Lewis’ Proxy Policies do not align with CSIM’s proxy voting philosophy. CSIM’s proxy voting philosophy is to generally support a board of directors’ and management’s recommendations unless CSIM has concerns about a board’s accountability or how a board manages conflicts of interest.

The following is a summary of key guidelines which are grouped according to types of proposals usually presented to shareholders in proxy statements.

A.	DIRECTORS AND AUDITORS

i.	Directors

As a starting point, CSIM expects the board to be composed of a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent.

Factors that may result in a vote against one or more directors:

🌑	The board is not majority independent

🌑	Non-independent directors serve on the nominating, compensation or audit committees

🌑	Director recently failed to attend at least 75% of meetings or serves on an excessive number of publically traded company boards

🌑	Directors approved executive compensation schemes that appear misaligned with shareholders’ interests

🌑	Director recently acted in a manner inconsistent with these Proxy Policies or failed to be responsive to concerns of a majority of shareholders

ii.	Auditors

CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.

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Factors that may result in a vote against the ratification of auditors:

🌑	Audit-related fees are less than half of the total fees paid by the company to the audit firm

🌑	A recent material restatement of annual financial statements

B.	BOARD MATTERS

i.	Classified Boards

CSIM generally defers to management’s recommendation for classified board proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.

Factors that may result in a vote supporting a shareholder proposal to de-classify a board:

🌑	The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings

🌑	The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting

🌑	The company had material financial statement restatements

🌑	The company’s board adopted a shareholder rights plan (also known as a “Poison Pill”) during the past year and did not submit it to shareholders for approval

ii.	Majority Voting

CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.

iii.	Cumulative Voting

CSIM typically supports the concept of voting rights being proportional to shareholders’ economic stake in the company. Therefore, CSIM will generally not support cumulative voting proposals unless the company has a controlling shareholder or shareholder group and has plurality voting standards.

iv.	Proxy Access

CSIM typically does not support proxy access proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.

Factors that may result in a vote supporting proxy access:

🌑	The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings

🌑	The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting

🌑	The company had material financial statement restatements

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🌑	The company’s board adopted a Poison Pill during the past year and did not submit it to shareholders for approval

v.	Independent Chair

CSIM believes that the board is typically best positioned to determine its leadership structure. Therefore, CSIM will typically not support proposals requiring an independent chair unless CSIM has concerns regarding the board’s accountability or responsiveness to shareholders.

Factors that may result in a vote supporting a shareholder proposal requiring an independent chair:

🌑	The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings

🌑	The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting

🌑	The company had material financial statement restatements

🌑	The company’s board adopted a Poison Pill during the past year and did not submit it to shareholders for approval

C.	COMPENSATION

i.	Advisory Vote on Executive Compensation and Frequency

CSIM generally supports advisory votes on executive compensation (which are proposed by management and are known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.

Factors that may result in a vote against Say-On-Pay:

🌑	Executive compensation is out of line with industry peers considering the company’s performance over time

🌑	Executive compensation plan includes significant guaranteed bonuses or has a low amount of compensation at risk

🌑	Executive compensation plan offers excessive perquisites, tax-gross up provisions, or golden parachutes

CSIM typically supports annual advisory votes on executive compensation.

ii.	Equity Compensation Plans

CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.

Factors that may result in a vote against Equity Compensation Plans:

🌑	Plan’s total potential dilution appears excessive

🌑	Plan’s burn rate appears excessive compared to industry peers

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🌑	Plan allows for the re-pricing of options without shareholder approval

🌑	Plan has an evergreen feature

iii.	Employee Stock Purchase Plans

CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.

iv.	Re-price/Exchange Option Plans

CSIM generally only supports management’s proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.

D.	ANTI-TAKEOVER

i.	Shareholder Rights Plans (“Poison Pills”)

Poison Pills constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While a Poison Pill may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to approve a Poison Pill within a year of its adoption. CSIM generally votes against Poison Pills that do not have safeguards to protect shareholder interests.

Factors that may result in a vote against Poison Pills:

🌑	Plan does not expire in a relatively short time horizon

🌑	Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations

🌑	Plan automatically renews without shareholder approval

🌑	Company’s corporate governance profile

ii.	Right to Call Special Meeting

CSIM generally votes against the right of shareholders to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.

iii.	Right to Act by Written Consent

CSIM generally votes against the right of shareholders to act by written consent if the company already offers shareholders the right to call special meetings. CSIM expects appropriate mechanisms for implementation, including that the threshold to call a special meeting is 25% or more of shares outstanding.

iv.	Supermajority Voting

CSIM generally supports the concept of simple majority standards to pass proposals.

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E.	CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS

i.	Increase in Authorized Common Shares

CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.

ii.	Preferred Shares

CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.

iii.	Mergers and Acquisitions

CSIM generally supports transactions that appear to maximize shareholder value. In assessing the proposals, CSIM considers the proposed transaction’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.

F.	ENVIRONMENTAL AND SOCIAL PROPOSALS

Environmental and Social shareholder proposals typically request companies to change their business practices or to enhance their disclosures. CSIM believes that in most instances, the board is best positioned to evaluate the impact of these proposals on the company’s business. Therefore, CSIM generally defers to the board’s recommendation unless the proposal has successfully articulated a demonstrable tangible economic impact on shareholder value.

i.	Political Contribution Proposals

CSIM expects the board of directors to have an oversight process for political contributions and lobbying proposals. CSIM generally votes against political contribution shareholder proposals unless there is no evidence of board oversight.

IV.	ADMINISTRATION

A.	CONFLICTS OF INTERESTS

With respect to proxies of an underlying affiliated Fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of such Fund (i.e., “echo vote”), unless otherwise required by law. When required by law or applicable exemptive order, the Proxy Committee will also “echo vote” proxies of an unaffiliated mutual fund or exchange traded fund (“ETF”). For example, certain exemptive orders issued to the Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Funds, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the Funds.

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In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of CSC (i.e., “echo vote”), unless otherwise required by law.

Other than proxies that will be “echo voted”, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients will be delegated to Glass Lewis to be voted in accordance with CSIM’s Proxy Voting Guidelines.

B.	FOREIGN SECURITIES/SHAREBLOCKING

CSIM has arrangements with Glass Lewis for the execution of proxy votes. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

🌑	proxy statements and ballots written in a foreign language;

🌑	untimely and/or inadequate notice of shareholder meetings;

🌑	restrictions of foreigner’s ability to exercise votes;

🌑	requirements to vote proxies in person;

🌑	requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.

In consideration of the foregoing issues, Glass Lewis uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies.

C.	SECURITIES LENDING

Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund’s securities on loan and vote such securities’ proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer’s annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM’s policy to use its best efforts to recall securities on loan and vote such securities’ proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material. CSIM may also recall securities on loan and vote such securities’ proxies in its discretion.

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D.	SUB-ADVISORY RELATIONSHIPS

Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of the value of CSIM’s clients’ investments by protecting the long-term best interest of shareholders.

E.	REPORTING AND RECORD RETENTION

CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

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